Prospectus Supplement dated November 15, 2011*
Prospectus Form #
Product Name	National	New York
RiverSource® RAVA 5 Advantage Variable Annuity/RAVA 5 Select Variable Annuity/RAVA 5 Access Variable Annuity	140463 C (4/11)	140464 C (4/11)

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please retain this supplement with your prospectus for future reference.

Effective on or about November 16, 2011, Variable Portfolio — AllianceBernstein International Value Fund (Class 2) changed its name to Variable Portfolio — DFA International Value Fund (Class 2).

The following information will replace the current fund description in the table in “Appendix A: The Funds” section of the prospectus:

Fund Name	Investment Objective and Policies	Investment Adviser
Variable Portfolio-DFA International Value Fund (Class 2) (previously Variable Portfolio — AllianceBernstein International Value Fund (Class 2))	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Dimensional Fund Advisors, L.P., subadviser.

* Valid until next prospectus update.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

140463-5 A (11/11)